Organization (Details) - shares		1 Months Ended
	Mar. 10, 2015	Sep. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Common stock issued	1,640,000	100,000	100,000	2,500,000
Heat Biologics I, Inc [Member]
Noncontrolling Interest [Line Items]
Ownership interest in subsidiary					92.50%	92.50%